Right-of-Use Assets and Operating Lease Liabilities	6 Months Ended
Jun. 30, 2023
Right-of-Use Assets and Operating Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES
11.	RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

The carrying amounts of right-of-use assets are as below:

	2023	2022
	(Unaudited)	(Unaudited)
Balance at January 1,	$4,171,409	$2,364,993
New leases	271,004	804,500
New leases acquired through business combinations	-	167,597
Depreciation expense	(1,042,981)	(1,095,227)
Exchange difference	(75,562)	(108,566)
Balance at June 30,	$3,323,870	$2,133,297

Lease liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate. The weighted average incremental borrowing rate applied to new leases during the six months ended June 30, 2023 was 3.52%. The weighted average incremental borrowing rate applied to new leases during the six months ended June 30, 2022 varies from 3.49% to 5% in different regions.

For the six months ended June 30, 2023 and 2022, interest expense of $58,602 and $41,211 arising from lease liabilities was included in finance costs, respectively. Depreciation expense related to right-of-use assets was $1,026,316 and $1,064,623, respectively for the six months ended June 30, 2023 and 2022.